SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Property, Plant and Equipment Estimated Useful Lives
Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, as follows:

years

Buildings	25
Machinery and equipment	4 - 10 (mainly 10)
Motor vehicles	6 - 7
Office furniture and equipment	3 - 17 (mainly 7)
Software	3